Stock Compensation Plan	12 Months Ended
Mar. 31, 2012
Stock Compensation Plan [Abstract]
Stock Compensation Plan

Note 11. Stock Compensation Plan

Plan Descriptions

The Company maintains three stock incentive plans, the 2002 Stock Incentive Plan (the “2002 Plan”), the 2009 Stock Incentive Plan (the “2009 Plan”) and the 2011 Stock Incentive Plan (the “2011 Plan”). The 2002 Plan provides for grants of incentive stock options and nonqualified options to employees, directors and consultants of the Company to purchase the Company’s shares at the fair value, as determined by management and the board of directors, of such shares on the grant date. The options are subject to various vesting conditions and generally vest over a three-year period beginning on the grant date and have seven to ten-year term. The 2002 Plan also provides for the granting of restricted shares of common stock subject to vesting requirements. The Company is authorized to issue up to 500,000 shares under this plan and has 268,750 shares available for future issuances as of March 31, 2012.

On October 9, 2009, the Company’s stockholders approved and adopted the 2009 Plan, which had previously been approved by the Company’s Board of Directors on August 31, 2009. The 2009 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock rights, restricted stock, performance share units, performance shares, performance cash awards, stock appreciation rights, and stock grant awards (collectively, “Awards”) to employees, officers, non-employee directors, consultants and independent contractors of the Company. The 2009 Plan also permits the grant of awards that qualify for the “performance-based compensation” exception to the $1,000,000 limitation on the deduction of compensation imposed by Section 162(m) of the Internal Revenue Code. A total of 1,200,000 shares of the Company’s common stock are authorized for the granting of Awards under the 2009 Plan. The number of shares available for future Awards, as well as the terms of outstanding Awards, is subject to adjustment as provided in the 2009 Plan for stock splits, stock dividends, recapitalizations and other similar events. Awards may be granted under the 2009 Plan until the sooner of October 9, 2019 or until all shares available for Awards under the 2009 Plan have been purchased or acquired. The Company is authorized to issue up to 1,200,000 shares under this plan and as of March 31, 2012, the Company has 23,491 shares available for future Awards under the 2009 Plan.

On September 22, 2011, the Company’s stockholders approved and adopted the 2011 Plan, which had previously been approved by the Company’s Board of Directors on July 19, 2011. The 2011 Plan provides for the grant of Awards to employees, officers, non-employee directors and consultants of the Company. The Company’s Compensation Committee has the authority to determine the type of Award as well as the amount, terms and conditions of each Award under the 2011 Plan, subject to the limitations and other provisions of the 2011 Plan. A total of 2,300,000 shares of the Company’s common stock are authorized for the granting of Awards under the 2011 Plan. The number of shares available for Awards, as well as the terms of outstanding Awards, is subject to adjustment as provided in the 2011 Plan for stock splits, stock dividends, recapitalizations and other similar events. Awards may be granted under the 2011 Plan until September 21, 2021 or until all shares available for Awards under the 2011 Plan have been purchased or acquired unless the stockholders of the Company vote to approve an extension of the 2011 Plan prior to such expiration date. As of March 31, 2012, the Company has 2,293,527 shares available for future Awards under the 2011 Plan.

In addition to the stock options issued pursuant to the Company’s three stock incentive plans, the Company has granted warrants to employees, officers, non-employee directors, consultants and independent contractors. The warrants are generally not subject to vesting requirements and have ten-year terms.

As of March 31, 2012, a total of 185,787, 1,162,873 and 6,473 shares of common stock were reserved for issuance upon exercise of outstanding stock options under the 2002, 2009 and 2011 Stock Plans, respectively, and a total of 312,855 shares of common stock were reserved for issuance upon exercise of outstanding warrants. A summary of the Company’s employee and director stock option and warrant activity and related information during the 2012 fiscal year follows:

	Number of Shares	Weighted- Average Exercise Price	Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at April 1, 2011	1,525,896	$2.65
Granted	450,000	$1.27
Exercised	—	$—
Canceled	(307,908)	$1.53

Outstanding and expected to vest at March 31, 2012	1,667,988	$2.48	6.99	$3,716

Exercisable at March 31, 2012	1,242,978	$3.03	6.36	$3,716

The following summary information reflects stock options and warrants outstanding, vesting and related details as of March 31, 2012:

		Stock Options and Warrants Outstanding
Year of Grant (as of March 31)	Exercise Price	Number Outstanding	Remaining Contractual Life (Years)	Vested and Exercisable
2003	$10.00	5,000	0.67	5,000
2004	$6.00	20,000	1.50	20,000
2005	$0.40 – $6.00	22,200	2.33	22,200
2007	$2.80 – $10.00	111,335	4.44	111,335
2008	$7.50 – $10.80	88,780	5.57	88,780
2009	$5.10 – $10.50	91,740	3.87	91,740
2010	$4.30 – $8.30	101,601	5.06	101,601
2011	$0.61 – $1.89	1,027,332	7.64	778,130
2012	$0.86 – $1.45	200,000	9.27	24,192

		1,667,988		1,242,978

The Company uses Black-Scholes to recognize the value of stock-based compensation expense for all stock-based payment awards. Determining the appropriate fair-value model and calculating the fair value of stock-based awards at the grant date requires considerable judgment, including estimating stock price volatility, expected option life and forfeiture rates. The Company develops estimates based on historical data and market information, which can change significantly over time. Black-Scholes requires the Company to make several key judgments including:

•

The expected option term reflects the application of the simplified method set out in Staff Accounting Bulletin No. 107 Share-Based Payment (SAB 107), which was issued in March 2005. In December 2007, the SEC released SAB 110, which extends the use of the “simplified” method, under certain circumstances, in developing an estimate of expected term of “plain vanilla” share options. Accordingly, the Company has utilized the average of the contractual term of the options and the weighted average vesting period for all options and warrants to calculate the expected option term.

•	Estimated volatility also reflects the historical volatility pattern of the Company’s share price.

•	The dividend yield is based on the Company’s historical pattern of dividends as well as expected dividend patterns.

•	The risk-free rate is based on the implied yield of U.S. Treasury notes as of the grant date with a remaining term approximately equal to the expected term.

•

Estimated forfeiture rate of 0% per year is based on the Company’s historical forfeiture activity of unvested stock options. The Company used the following assumptions for stock options and warrants granted during the years ended March 31, 2012 and 2011:

Years Ended March 31,
	2012	2011
Risk-free interest rate	1.15% – 2.87%	0.77% – 3.32%
Expected volatility	164% – 173%	142% – 179%
Expected life (in years)	5.91 – 7.44	3.50 – 6.48
Expected dividend yield	N/A	N/A

For the years ended March 31, 2012 and 2011, the weighted-average fair value of the Company’s stock option and warrant grants are as follows:

Grant Year	Granted	Weighted Average Fair Value of Options and Warrants
March 31, 2012	450,000	$1.24
March 31, 2011	1,296,832	$0.69

There were 450,000 stock options granted to employees and directors during the year ended March 31, 2012, and 1,296,832 stock options granted to employees and directors during the year ended March 31, 2011. In connection with the options granted and the vesting of prior options and warrants issued to employees and directors, during the years ended March 31, 2012 and 2011, the Company recorded total charges of $262,844 and $396,696, respectively, which have been included in selling, general and administrative expenses in the accompanying consolidated statements of operations. The Company issues new shares from its authorized shares upon exercise of warrants or options.

As of March 31, 2012, there was $306,600 of total unrecognized compensation cost, related to non-vested stock options, which is expected to be recognized over a remaining weighted average vesting period of 2.35 years.

There were no employee or director stock options and warrants exercised during the year ended March 31, 2012. The aggregate intrinsic value of stock options and warrants exercised during the year ended March 31, 2011 was $4,594.